Offerings	Apr. 28, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock
Maximum Aggregate Offering Price	$ 57,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,940.75
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional shares of Common Stock to be offered or issued from stock splits, stock dividends or similar transactions. (b) The proposed maximum aggregate offering price has been estimated solely to calculate the registration fee in accordance with Rule 457(o) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to be issued to the representative of the underwriters
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional shares of Common Stock to be offered or issued from stock splits, stock dividends or similar transactions. (b) The proposed maximum aggregate offering price has been estimated solely to calculate the registration fee in accordance with Rule 457(o) under the Securities Act. (c) No registration fee required pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock underlying warrants to be issued to the representative of the underwriters
Maximum Aggregate Offering Price	$ 2,587,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 357.33
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional shares of Common Stock to be offered or issued from stock splits, stock dividends or similar transactions. (b) The proposed maximum aggregate offering price has been estimated solely to calculate the registration fee in accordance with Rule 457(o) under the Securities Act. (d) We have agreed to issue to the representative of the underwriters warrants to purchase shares of common stock representing up to 3% of the common stock issued in the offering. The representative's warrants are exercisable at a per share exercise price equal to 150% of the public offering price per share of the common stock offered hereby.